Goodwill	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill

The changes in the carrying amount of goodwill are as follows:

	Front-end	Back-end	Total
Balance January 1, 2012	11,193	40,938	52,131
Foreign currency translation effect	456	(699)	(243)
Balance December 31, 2012	11,649	40,239	51,888
Deconsolidation ASMPT	—	(38,482)	(38,482)
Foreign currency translation effect	(228)	(1,757)	(1,985)
Balance December 31, 2013	11,421	—	11,421

The allocation of the carrying amount of goodwill is as follows:

	December 31,
	2012	2013
Front-end segment:
ASM Microchemistry Oy	3,560	3,560
ASM Genitech Korea Ltd	8,089	7,861
Back-end segment:
ASM Pacific Technology Ltd	40,239	—
Total	51,888	11,421

We perform an annual impairment test at December 31 of each year or if events or changes in circumstances indicate that the carrying amount of goodwill exceeds its fair value. Our Front-end impairment test and the determination of the fair value is based on a discounted future cash flow approach that uses our estimates of future revenues, driven by assumed market growth and estimated costs as well as appropriate discount rates.
The material assumptions used for the fair value calculation of the reporting unit are:

•
An average discount rate of 16.0% (2012: 22.7%) representing the pre-tax weighted average cost of capital. This rate decreased compared to the rate used in 2012 as a consequence of the current situation whereby certain production lines have now passed the early phase of the product life cycle, hence reflecting a lower risk;

•	External market segment data, historical data and strategic plans to estimate cash flow growth per product line have been used; and

•
Cash flow calculations are limited to five years of cash flow; after these five years perpetuity growth rates are set based on market maturity of the products. For maturing product the perpetuity growth rates used are 1% or less and for enabling technology products the rate used is 3% or less.

These estimates are consistent with the plans and estimated costs we use to manage the underlying business. Based on this analysis management believes that as per December 31, 2013 the fair value of the reporting units exceeded the carrying value.